ENVIRONMENTAL LIABILITIES	12 Months Ended
Dec. 31, 2024
ENVIRONMENTAL LIABILITIES
ENVIRONMENTAL LIABILITIES

NOTE 22 — ENVIRONMENTAL LIABILITIES

The steel industry uses and generates substances that may damage the environment. The Company and its subsidiaries believe they are compliant with all the applicable environmental regulations in the countries where they operate. The Company’s management performs frequent analysis with the purpose of identifying potentially impacted areas and a liability is recorded based on the best estimate of costs for investigation, treatment and cleaning of potentially affected sites. The balances of the provisions are as follows:

	2024	2023
Provision for environmental liabilities	659,082	517,669
Current	245,429	139,395
Non-current	413,653	378,274